UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2019

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
197,640	AAR CORP.	$ 8,251,470	2.32%

Apparel & Other Finished Products of Fabrics & Similar Materials
86,640	G-III Apparel Group, Ltd. *	2,175,530	0.61%

Books: Publishing or Publishing & Printing
134,100	John Wiley & Sons, Inc. - Class A	6,177,987	1.73%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
854,970	Landec Corporation *	8,421,455	2.36%

Construction Machinery & Equipment
221,333	Columbus McKinnon Corporation	8,304,414	2.33%

Construction Special Trade Contractors
212,200	Ameresco, Inc. - Class A *	3,127,828	0.88%

Crude Petroleum & Natural Gas
68,222	Penn Virginia Corporation *	1,623,684
743,280	QEP Resources, Inc. *	2,475,122
266,770	SM Energy Company	2,091,477
		6,190,283	1.74%

Deep Sea Foreign Transportation of Freight
38,890	SEACOR Holdings Inc. *	1,668,770	0.47%

Electromedical & Electrotherapeutic Apparatus
75,530	Natus Medical Incorporated *	2,543,850	0.71%

Electronic Components & Accessories
158,099	Vishay Intertechnology Inc.	3,185,695	0.89%

Electric, Gas & Sanitary Services
1,292,410	Atlantic Power Corporation *	3,011,315	0.84%

Fabricated Plate Work (Boiler Shops)
212,320	Mobile Mini, Inc.	7,987,478	2.24%

Farm Machinery & Equipment
41,040	Alamo Group Inc.	4,393,742	1.23%

Fats & Oils
412,090	Darling Ingredients Inc. *	7,953,337	2.23%

Greeting Cards
239,483	CSS Industries Inc.	1,077,673	0.30%

Heavy Construction Other Than Building Construction - Contractors
873,626	Great Lakes Dredge & Dock Corporation *	9,391,480
450,000	Williams Industrial Services Group Inc. *	684,000
		10,075,480	2.83%

Household Audio & Video Equipment
117,970	Universal Electronics Inc. *	6,148,596	1.73%

Household Furniture
136,783	Kimball International, Inc. - Class B	2,784,902	0.78%

Instruments for Measuring & Testing of Electricity & Electric Signals
179,337	Allied Motion Technologies, Inc.	6,789,699	1.91%

Life Insurance
68,989	Primerica, Inc.	8,705,032	2.44%

Measuring & Controlling Devices, NEC
112,760	MTS Systems Corporation	6,368,685	1.79%

Metal Cans
67,070	Silgan Holdings Inc.	2,063,744	0.58%

Metal Forging & Stamping
64,100	Materion Corporation	3,643,444	1.02%

Mining, Quarrying of Nonmetalic Minerals (No Fuels)
355,975	Intrepid Potash, Inc. *	1,099,963	0.31%

Miscellaneous Electrical Machinery, Equipment & Supplies
187,987	Atkore International Group Inc. *	6,523,149	1.83%

Miscellaneous Primary Metal Products
43,620	DMC Global Inc.	1,951,559	0.55%

Mobile Homes
61,160	Skyline Champion Corporation *	1,726,547	0.48%

Motor Vehicle Parts & Accessories
194,170	Delphi Technologies PLC (United Kingdom)	2,370,816
212,780	Lydall, Inc. *	4,164,105
203,400	Stoneridge, Inc. *	6,280,992
		12,815,913	3.60%

Motors & Generators
63,590	Regal Beloit Corporation	4,708,839	1.32%

National Commercial Banks
120,291	Camden National Corporation	5,330,094
66,578	City Holding Company	5,282,298
80,290	Community Bank System Inc.	5,442,056
106,990	First Financial Bancorp	2,507,845
156,250	NBT Bancorp Inc.	6,210,938
91,804	Pinnacle Financial Partners, Inc.	5,399,911
		30,173,142	8.47%

Oil, Gas Field Services, NBC
222,890	Select Energy Services, Inc. - Class A *	1,693,964	0.48%

Operative Builders
204,949	M/I Homes, Inc. *	9,054,647	2.54%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
659,673	Vista Outdoor Inc. *	4,419,809	1.24%

Printed Circuit Boards
210,299	Kimball Electronics, Inc. *	3,125,043	0.88%

Pulp Mills
387,611	Mercer International Inc. (Canada)	4,728,854	1.33%

Railroad Equipment
369,430	Freightcar America, Inc.	1,233,896	0.35%

Retail - Lumber & Other Building Materials Dealers
189,000	BMC Stock Holdings, Inc.*	5,101,110	1.43%

Sanitary Services
281,396	Heritage-Crystal Clean, Inc. *	7,468,250	2.10%

Savings Institution, Federally Chartered
289,133	OceanFirst Financial Corp.	6,918,953	1.94%

Semiconductors & Related Devices
119,610	Ultra Clean Holdings, Inc. *	2,556,066
329,570	Kulicke and Soffa Industries, Inc. (Singapore)	7,825,640
		10,381,706	2.91%

Services - Computer Integrated Systems Design
566,980	Allscripts Healthcare Solutions, Inc. *	6,202,761	1.74%

Services - Equipment Rental & Leasing, NEC
119,283	McGrath RentCorp	9,102,486	2.55%

Services - Help Supply Services
276,730	Kelly Services, Inc. - Class A	6,644,287	1.86%

Services - Miscellaneous Amusement & Recreation
314,900	SeaWorld Entertainment, Inc. *	8,319,658	2.33%

Services - To Dwellings & Other Buildings
216,303	ABM Industries Incorporated	7,886,407	2.21%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
37,593	Stepan Company	3,673,588	1.03%

State Commercial Banks
51,030	Bryn Mawr Bank Corp.	1,944,753
150,010	First Bancorp	5,662,878
146,339	First Financial Corporation	6,419,892
88,050	Great Southern Bancorp, Inc.	5,319,981
99,259	Heartland Financial USA, Inc.	4,643,336
91,285	Lakeland Financial Corporation	4,249,317
135,490	Stock Yards Bancorp, Inc.	5,411,471
100,090	TriCo Bancshares	3,766,387
		37,418,015	10.50%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
115,210	Haynes International, Inc.	3,970,137	1.11%

Surety Insurance
173,822	NMI Holdings, Inc. *	5,084,294	1.43%

Title Insurance
233,710	Stewart Information Services Corporation	9,563,413	2.68%

Truck & Bus Bodies
194,151	Miller Industries, Inc.	6,979,728	1.96%

Water, Sewer, Pipeline, Comm & Power Line Construction
116,880	Dycom Industries, Inc. *	5,328,559	1.50%

Wholesale - Industrial Machinery & Equipment
84,070	Systemax Inc.	1,819,275	0.51%

Total for Common Stocks (Cost $283,614,098)		346,168,361	97.13%

REAL ESTATE INVESTMENT TRUSTS
401,210	Tanger Factory Outlet Centers, Inc.	6,467,505
129,690	UMH Properties, Inc.	1,936,272
		8,403,777	2.36%
Total for Real Estate Investment Trusts (Cost $7,820,443)

MONEY MARKET FUNDS
1,826,707	Fidelity Investments Money Market Government Portfolio -
	Class I 1.72% **	1,826,707	0.51%
(Cost $1,826,707)

Total Investment Securities		356,398,845	100.00%
	(Cost $293,261,248)

Other Assets in Excess of Liabilities		6,058	0.00%

Net Assets		$ 356,404,903	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2019.

See accompanying notes to Schedules of Investments.

Walthausen Select Value Fund
		Schedule of Investments
	October 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
7,630	Hub Group, Inc. - Class A *	$ 349,454	3.05%

Calculating & Accounting Machines (No Electronic Computers)
11,878	NCR Corporation *	346,956	3.02%

Crude Petroleum & Natural Gas
17,470	Carrizo Oil & Gas, Inc. *	128,579
51,450	Southwestern Energy Company *	105,473
		234,052	2.04%

Electrical Work
4,500	EMCOR Group, Inc.	394,695	3.44%

Electronic Components & Accessories
17,640	KEMET Corporation	383,494	3.34%

Fats & Oils
16,670	Darling Ingredients Inc. *	321,731	2.80%

Fire, Marine & Casualty Insurance
5,915	AMERISAFE, Inc.	375,780	3.28%

Hotels & Motels
9,830	Wyndham Destinations, Inc.	456,210	3.98%

Life Insurance
1,820	Primerica, Inc.	229,648	2.00%

Miscellaneous General Merchandise Stores
2,180	Casey's General Stores, Inc.	372,366	3.25%

Miscellaneous Industrial & Commercial Machinery & Equipment
4,535	Moog Inc. - Class A *	379,625	3.31%

Mobile Homes
2,000	Cavco Industries, Inc. *	383,300	3.34%

Motor Vehicles & Passenger Car Bodies
5,350	Oshkosh Corporation	456,783	3.98%

National Commercial Banks
10,780	PacWest Bancorp	398,751
15,680	Sterling Bancorp	308,112
		706,863	6.16%

Operative Builders
11,072	M.D.C. Holdings, Inc.	428,597	3.74%

Poultry Slaughtering and Processing
2,418	Sanderson Farms, Inc.	374,331	3.26%

Pumps & Pumping Equipment
5,680	ITT Inc.	337,676	2.94%

Retail - Eating Places
7,330	Dave & Buster’s Entertainment, Inc.	291,588	2.54%

Rolling Drawing & Extruding of Nonferrous Metals
10,210	Mueller Industries, Inc.	314,162	2.74%

Services - Equipment Rental & Leasing, NEC
6,640	McGrath RentCorp	506,698	4.42%

Services - Hospitals
6,190	Encompass Health Corporation	396,284	3.45%

State Commercial Banks
4,175	Bank of Hawaii Corporation	364,519
10,300	Columbia Banking System, Inc.	404,790
17,550	CVB Financial Corp.	364,689
		1,133,998	9.89%

Surety Insurance
7,940	Essent Group Ltd. (Bermuda) *	413,595	3.61%

Title Insurance
6,290	First American Financial Corporation	388,596	3.39%

Transportation Services
4,100	GATX Corporation	326,155	2.84%

Water Supply
4,130	American States Water Company	392,887	3.42%

Water Transportation
2,750	Kirby Corportation *	217,690	1.90%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
11,420	World Fuel Services Corporation	477,013	4.16%

Total for Common Stocks (Cost $8,881,715)		11,390,227	99.29%

MONEY MARKET FUNDS
267,739	Fidelity Investments Money Market Government Portfolio -
	Class I 1.72% **	267,739	2.33%
	(Cost $267,739)

Total Investment Securities		11,657,966	101.62%
	(Cost $9,149,454)

Liabilities in Excess of Other Assets		(186,386)	-1.62%

Net Assets		$ 11,471,580	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2019.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$293,261,248	$9,149,454
Gross Unrealized Appreciation	$87,483,272	$2,811,710
Gross Unrealized Depreciation	($24,345,675)	($303,198)
Net Unrealized Appreciation
(Depreciation) on Investments	$63,137,597	$2,508,512

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION

The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2019:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$346,168,361	$0	$0	$346,168,361
Real Estate Investment Trusts	8,403,777	0	0	8,403,777
Money Market Funds	1,826,707	0	0	1,826,707
Total	$356,398,845	$0	$0	$356,398,845

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,390,227	$0	$0	$11,390,227
Money Market Funds	267,739	0	0	267,739
Total	$11,657,966	$0	$0	$11,657,966

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three-month period ended October 31, 2019.

The Funds did not invest in any derivative instruments during the three month period ended October 31, 2019.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:           December 16, 2019

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:           December 16, 2019